13F-HR
09/30/2008
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  November 14, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    116418

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABERCROMBIE & FITCH CO	 CL A		  002896207	1854	47000 SH       SOLE     01           47000	  0        0
D AIRMEDIA GROUP INC		 SPONSORED ADR    009411109	1056   141750 SH       SOLE     01          141750 	  0        0
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	5100   110000 SH       SOLE     01          110000        0        0
D AT&T INC			 COMMON STOCK	  00206R102	3420   122500 SH       SOLE     01          122500        0        0
D BANK OF AMERICA CORPORATION    COMMON STOCK     060505104	3220    92000 SH       SOLE     01           92000 	  0        0
D CAPITALSOURCE INC              COMMON STOCK     14055X102	 947    77000 SH       SOLE     01           77000        0        0
D CENTURY ALUM CO                COMMON STOCK     156431108	2716	98100 SH       SOLE     01           98100        0        0
D CISCO SYS INC			 COMMON STOCK	  17275R102     2470   109500 SH       SOLE     01          109500 	  0        0
D COMVERGE INC			 COMMON STOCK	  205859101      920   200000 SH       SOLE     01          200000 	  0        0
D DILLARDS INC			 CL A	 	  254067101     5758   488000 SH       SOLE     01          488000        0        0
D DILLARDS INC			 CL A	 	  254067901     3776   320000 SH  CALL SOLE     01          320000        0        0
D EAST WEST BANCORP INC		 COMMON STOCK 	  27579R104	2672   195000 SH       SOLE     01          195000        0        0
D FIRST BANCORP P R		 COMMON STOCK     318672102     5309   480000 SH       SOLE     01          480000        0        0
D GENERAL MTRS CORP		 COMMON STOCK     370442105	 473    50000 SH       SOLE     01           50000        0        0
D GOOGLE INC			 CL A		  38259P508	3164     7900 SH       SOLE     01            7900 	  0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	2334   369923 SH       SOLE     01          369923 	  0        0
D HESS CORP			 COMMON STOCK	  42809H107	1395    17000 SH       SOLE     01           17000        0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902102     2583   150350 SH       SOLE     01          150350        0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902902     4810   280000 SH  CALL SOLE     01          280000	  0        0
D ISHARES TR                     FTSE XNHUA IDX	  464287184     3447   100000 SH       SOLE     01          100000        0        0
D ISHARES TR                     S&P 500 INDEX	  464287900    24438    27000 SH  CALL SOLE     01           27000        0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007904	1503    35000 SH  CALL SOLE     01           35000        0        0
D KKR FINANCIAL HLDGS LLC        COMMON STOCK     48248A306	4516   710000 SH       SOLE     01          710000        0        0
D LORILLARD INC			 COMMON STOCK     544147101     6902    97000 SH       SOLE     01           97000 	  0        0
D NEW ORIENTAL ED & TECH GRP I   SPON ADR	  647581107     2698    42000 SH       SOLE     01           42000 	  0        0
D QUALCOMM INC      		 COMMON STOCK     747525103	6274   146000 SH       SOLE     01          146000 	  0        0
D SEACOAST BKG CORP FLA		 COMMON STOCK     811707306	1191   111000 SH       SOLE     01          111000 	  0        0
D SOLARFUN POWER HOLDINGS CO L	 SPONSORED ADR    83415U108	4538   430941 SH       SOLE     01          430941 	  0        0
D SOUTH FINL GROUP INC		 COMMON STOCK	  837841105	2639   360000 SH       SOLE     01          360000 	  0        0
D WACHOVIA CORP NEW		 COMMON STOCK	  929903102	2153   615000 SH       SOLE     01          615000 	  0        0
D WNS HOLDINGS LTD		 SPON ADR	  92932M101     2142   217450 SH       SOLE     01          217450 	  0        0


S REPORT SUMMARY                 31 DATA RECORDS               116418        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/08
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            31
               Total Records                   31
               Total Omitted                    0
Report Market Value x($1000)               116418
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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